Accounts Payable - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Financing Arrangements [Member]
Accounts Payable [Line Items]
Amount reclassified from accounts payable	₱ 9,393	₱ 1,555
Trade Financing Arrangements [Member] | Parent [Member]
Accounts Payable [Line Items]
Trade receivables	7,559	400
Trade Financing Arrangements [Member] | Smart [Member]
Accounts Payable [Line Items]
Trade receivables	₱ 1,834	₱ 1,155
Top of range [member]
Accounts Payable [Line Items]
Accounts payable settlement period	180 days